Capital and Reserves	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Capital and Reserves
(a)	Authorized Share Capital

At December 31, 2020 and 2019, authorized share capital comprised of an unlimited number of common shares ("shares") with no par value. All shares were issued and fully paid.

(b)	Financings

August and July 2020

Private Placement

The Group completed a non-brokered private placement in two tranches of 5,807,534 shares and 100,000 shares on July 30, 2020, and August 6, 2020, respectively, at a price of US$1.46 per share for gross proceeds of US$8,625 ($11,679). No commission or finder’s fee were payable. After transaction costs of $106, net proceeds to the Group were $11,573.

Bought Deal

In July 2020, the Group completed an underwritten public offering of 24,150,000 shares at US$1.46 per share for gross proceeds of US$35,259 ($47,638). The Group paid the underwriters a 5% cash commission. After transaction costs of $3,038, net proceeds to the Group were $44,600.

May 2020

Bought Deal

In May 2020, the Group completed an underwritten public offering of 14,375,000 shares at $0.70 per share for gross proceeds of approximately $10,063. The Group paid the underwriters a 5% cash commission. After transaction costs of $943, net proceeds to the Group were $9,120.

Private Placement

In May 2020, the Group also completed a non-brokered private placement of 10,357,143 shares at $0.70 per share for gross proceeds of $7,250. No commission or finder’s fee were payable. After transaction costs of $16, net proceeds to the Group were $7,234.

January 2020

Private Placements

In January 2020, the Group completed private placements of 13,688,823 shares for gross proceeds of approximately $6,708 (US$5,065). Of this, $6,009 was received in January 2020 on the placement of 12,262,323 shares as the Group received $699 in December 2019 for subscriptions to 1,426,500 shares, which were issued in January 2020. After transaction costs of $116 (of which $6 was incurred in 2019), net proceeds to the Group were $6,592 (of which $693 was received in December 2019).

December 2019

Bought Deal

The Group completed a bought deal offering of 41,975,000 Shares at US$0.37 per share for gross proceeds of US$15,531 ($20,561). The Group incurred transaction costs of $1,909, which includes a 7.5% commission paid to the underwriters, and net proceeds to the Group recognized in the year ended December 31, 2019, were $18,652.

In the year ended December 31, 2020, additional transaction costs of $77 were incurred.

Subscriptions Received for Private Placement

The Group received subscriptions for 1,426,500 shares totalling $699 in respect to a private placement that was completed in January 2020 (refer above). Transaction costs of $6 were incurred to December 31, 2019.

August 2019

Bought Deal

The Group completed a bought deal offering of 15,333,334 shares at US$0.75 per share for gross proceeds of US$11,500 ($15,318). The Group incurred transaction costs of $1,215, which included a 6% commission paid to the underwriters, and net proceeds to the Group were $14,103.

Private Placement

The Group completed a non-brokered private placement of 2,866,665 shares for gross proceeds of approximately US$2,150 ($2,844). No commission or finder’s fee was payable. After transaction costs of $7, net proceeds to the Group were $2,837.

June 2019

Bought Deal

The Group completed a bought deal offering of 12,200,000 shares at US$0.41 per share for gross proceeds of US$5,002 ($6,594). The Group paid the underwriters a 6% cash commission and issued 244,000 non-transferable share purchase warrants ("Broker Warrants") to purchase shares at US$0.41 per share until June 24, 2020. After transaction costs of $818, which excludes the estimate of the cost of the Broker Warrants (see below), net proceeds to the Group were $5,776.

As the Broker Warrants were denominated in US dollars, they were treated as cash-settled warrant liabilities (note 7) and were valued at $50 upon initial recognition, estimated using the Black Scholes option pricing model with the following assumptions: risk free rate of 1.45%, expected volatility of 72.9%, expected life of 1 year, share price of $0.61 and dividend yield of nil. The equivalent amount was recognized as a financing cost. The Broker Warrants were exercised in June 2020.

Private Placement

The Group also completed a non-brokered private placement of 3,660,000 shares for gross proceeds of approximately US$1,500 ($1,975). No commission or finder’s fee was payable. After transaction costs of $4, net proceeds to the Group were $1,971.

March 2019

Bought Deal

The Group completed a bought deal offering of 17,968,750 shares at US$0.64 per share for gross proceeds of US$11,500 ($15,338). After transaction costs of $1,384, which includes a 6% commission paid to the underwriters, net proceeds to the Group recognized in the year ended December 31, 2019, were $13,954.

In the year ended December 31, 2020, additional transaction costs of $2 were incurred.

Private Placement

The Group also completed a private placement of 3,769,476 shares at $0.86 (US$0.64) per share for gross proceeds of approximately $3,242 (US$2,412). After transaction costs of $139, net proceeds to the Group were $3,103.

February 2019 Conversion of Special Warrants

10,150,322 special warrants issued in a private placement in December 2018, were converted into shares on a one-for-one basis for no additional consideration to the Group. Additional transaction costs of $2 were incurred in year ended December 31, 2019.

(c)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one share, for the years ended December 31, 2020, and 2019:

Continuity	Cannon Point options 1	Mission Gold warrants 1	Other warrants 2	Special warrants 3	Broker warrants 4	Total
Beginning Balance	327,700	3,964,701	27,074,399	10,150,322	–	41,517,122
Issued	–	–	466,666	–	244,000	710,666
Exercised	(104,450)	(200,075)	–	(10,150,322)	–	(10,454,847)
Bal. Dec 31, 2019	223,250	3,764,626	27,541,065	–	244,000	31,772,941
Exercised	(11,750)	(3,550,835)	(9,827,800)	–	(244,000)	(13,634,385)
Expired	–	(213,791)	–	–	–	(213,791)
Bal. Dec 31, 2020	211,500	–	17,713,265	–	–	17,924,765

	Weighted averages per option/warrant as at December 31
	Cannon Point options	Mission Gold warrants	Other warrants	Broker warrants		Total
2020
Exercise price	$0.37	–	$0.65		–		$0.65
Remaining life in years	1.46	–	0.45		–		0.46
2019
Exercise price	$0.38	$0.55	$0.65		–		$0.64
Exercise price (US$)	–	–	–	$	US 0.41	$	US 0.41
Remaining life in years	2.40	0.52	1.45		0.48		1.33

Notes to tables:

1.	The Group issued options and warrants in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") on the acquisition of these companies in October 2015 and December 2015, respectively.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).

3.	The special warrants were issued in a private placement at a price of $0.83 (US$0.62) per special warrant in December 2018 and were converted into shares for no further consideration to the Group in February 2019 (note 6(b)).

4.	The Broker Warrants were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the "2020 Rolling Option Plan") is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 10% of the Company's outstanding Shares, calculated from time to time. Pursuant to the 2020 Rolling Option Plan, if outstanding share purchase options ("options") are exercised and the number of issued and outstanding shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following reconciles the Group’s share purchase options ("options") issued and outstanding pursuant to the Group’s incentive plan for the years ended December 31, 2020 and 2019:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	24,606,732	1.03
Cancelled	(33,600)	1.10
Exercised	(1,185,666)	0.54
Expired	(4,235,000)	1.54
Forfeited	(10,700)	0.82
Granted	6,610,500	0.99
Balance December 31, 2019	25,752,266	0.96
Cancelled	(22,000)	1.16
Exercised	(3,991,066)	0.99
Expired	(24,200)	1.75
Forfeited	(16,500)	1.36
Granted	6,783,000	2.01
Balance December 31, 2020	28,481,500	1.20

In the years ended December 31, 2020 and 2019, the weighted average fair value for options granted was estimated at $1.58 (2019 - $0.56) per option respectively, which was based on the Black-Scholes option pricing model using the following weighted average assumptions:

Assumptions	2020	2019
Risk-free interest rate	0.35%	1.39%
Expected life	4.98 years	5.00 years
Expected volatility 1	94.70%	94.73%
Grant date share price	$2.18	$0.81
Expected dividend yield	Nil	Nil

Note:
1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.

For the year ended December 31, 2020, the Group recognized share-based compensation ("SBC") of $9,342 (2019 – $3,898) for options.

Details of options exercised during the current and prior year were as follows:

Year ended December 31, 2020	Number of options	Weighted average exercise price ($/option)	Weighted average market share priceon exercise ($/option)
May 2020	388,000	0.71	1.33
June 2020	1,162,900	0.84	1.82
July 2020	908,500	1.46	2.34
August 2020	1,165,000	0.97	2.00
September 2020	210,000	0.69	1.48
October 2020	156,666	0.50	1.38
Total	3,991,066	0.99	1.90

Year ended December 31, 2019	Number of options	Weighted average exercise price ($/option)	Weighted average market share priceon exercise ($/option)
January 2019	125,000	0.49	0.87
February 2019	30,000	0.49	1.23
June 2019	39,000	0.49	0.59
July 2019	81,000	0.49	0.68
August 2019	856,666	0.55	0.90
September 2019	54,000	0.72	0.85
Total	1,185,666	0.54	0.88

The following table summarizes information on options as at December 31:

	2020			2019
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.48	200,000	200,000	0.20	450,000	450,000	1.21
0.49	4,455,000	4,455,000	0.53	5,105,000	5,105,000	1.53
0.50 1	1,520,000	1,520,000	.12	2,316,666	2,316,666	0.81
0.76	4,761,000	4,761,000	2.08	5,538,000	5,538,000	2.87
0.99	6,388,500	6,388,500	3.74	6,610,500	3,305,250	4.75
1.75	4,386,000	4,386,000	1.57	5,732,100	5,732,100	2.10
2.01	6,696,000	3,348,000	4.55	–	–	–
2.34	75,000	75,000	2.58	–	–	–
Total	28,481,500	25,133,500		25,752,266	22,447,016

Note

1.	These options were set to expire on October10, 2020, but were extended pursuant to certain provisions of the option plan.

The weighted average contractual life for options outstanding and options exercisable as at December 31, 2020, was 2.59 (2019 – 2.70) years and 2.33 (2019 – 2.40) years per option, respectively. The weighted average exercise price for exercisable options as at December 31, 2020 was $1.10 (2019 – $0.95) per option.

(e)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders in 2015, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 2% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including share purchase option and RSU plans) exceeding 10% of the total number of issued outstanding shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

As at December 31, 2020 and 2019, a total of 458,129 DSUs were issued and outstanding, respectively. There have been no new grants of DSUs since 2017.

(f)	Restricted Share Units ("RSUs")

The following reconciles RSUs outstanding for the years ended December 31, 2020 and 2019 respectively:

Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Balance January 1, 2019	196,753	1.27
Settlement 1	(196,753)	1.44
Balance December 31, 2019 and 2020	–	–

Notes

1.	During the year ended December 31, 2019, the Group settled the RSUs which had vested by issuing 111,086 shares with the balance of 85,667 RSUs being withheld to pay tax obligations. The Group recognized for equity-settled RSUs, SBC of $29 with a corresponding increase in the SBC Reserve. For RSUs classified as cash-settled, the Group recognized $43 in SBC with a corresponding increase in the RSU liability. On the settlement of the cash-settled RSUs, the RSU liability was reduced to $nil with $58 transferred to share capital for the shares issued with the remainder remitted to the tax authorities.

(g)	Foreign Currency Translation Reserve

Continuity
Balance January 1, 2019	$38,686
Loss on translation of foreign subsidiaries	(6,321)
Balance December 31, 2019	32,365
Loss on translation of foreign subsidiaries	(2,704)
Balance December 31, 2020	$29,661

The foreign currency translation reserve represents accumulated exchange differences arising on the translation, into the Group’s presentation currency (the Canadian dollar), of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency.